Long-term Debt - Covenants And Amendments (Details)	12 Months Ended
Dec. 31, 2012
Debt Instrument [Line Items]
Covenant compliance	As at December 31, 2012, the Company was not in compliance with the current ratio covenant contained in three of its credit facilities (required to maintain a minimum of 1.15-to-one) under which a total of $172,019 was outstanding as at December 31, 2012. The Company obtained a waiver for this covenant breach. Management has the intention and the ability to cure this breach in the event that the Company is still not in compliance with this covenant upon the expiry of the existing waiver within 2013, and has not renegotiated the waiver. As at March 31, 2013, the Company was not in compliance with the current ratio covenant contained in four of its credit facilities (required to maintain a minimum of 1.15-to-one) under which a total of $129,461 was outstanding as at December 31, 2012. The Company obtained a waiver for this covenant breach. Management has the intention and the ability to cure this breach in the event that the Company is still not in compliance with this covenant upon the expiry of the existing waiver within 2013, and has not renegotiated the waiver.
Secured syndicated term loan 8/30/2005
Debt Instrument [Line Items]
Loan description	Five tranches of $7,100 each
Financial covenants	The loan agreement contains financial covenants requiring the Company to ensure that book net worth (total stockholder's equity attributable to AMPNI) ("book net worth") shall not be less than $375,000; that the ratio of total liabilities to total assets shall not exceed 0.75-to-one; that the current ratio shall not be less than 1.15-to-one and that the liquidity ratio (cash and cash equivalents and trade receivables to total current liabilities) ("liquidity ratio") shall be higher than 0.50-to-one.
Amendments	On April 5, 2012, the Company agreed with its lenders to permanently increase the minimum book net worth required to be maintained under the facility to $410,000 and reduce the minimum current ratio required to be maintained under the facility to 1.05-to-one until March 30, 2013. After that date the current ratio shall not be less than 1.15-to-one.
Secured term loan facility under senior secured credit facility 12/19/2006
Debt Instrument [Line Items]
Loan description	Five tranches of $6,680 each
Financial covenants	The loan agreement contains financial covenants requiring the Company to ensure that market value adjusted net worth shall not be less than $410,000; that minimum liquidity shall not be less than $30,000 held with the lender at the end of each month with average minimum daily free liquidity of $15,000; that the ratio of total liabilities to total assets shall not exceed 0.65-to-one, which was amended to 0.70-to-one, applied as of December 31, 2011. Under the agreement we are also required to maintain a minimum coverage ratio of 1.60-to-one and current ratio of at least the minimum of 1.05-to-one and the one set by the other lenders. After January 31, 2013 the minimum current ratio becomes 1.15-to-one.
Amendments
Secured term loan 10/25/2006
Debt Instrument [Line Items]
Loan description	Three tranches of $8,750 each
Financial covenants	The loan agreement contains financial covenants requiring the Company to ensure that book net worth shall not be less than $375,000; that the ratio of total liabilities to total assets shall not exceed 0.75-to-one; that the current ratio shall not be less than 1.15-to-one; that the liquidity ratio shall be higher than 0.50-to-one.On April 5, 2012, the Company agreed with its lenders to permanently increase the minimum book net worth required to be maintained under our corporate guarantee to $410,000 and reduce the minimum current ratio required to be maintained under our corporate guarantee to 1.05-to-one until March 30, 2013. After that date the current ratio should not be less than 1.15-to-one.
Amendments
Secured term loan 10/27/2006
Debt Instrument [Line Items]
Loan description	Two tranches of $8,800 each, with a principal amount of $6,160 and a balloon payment of $2,640 for each tranche
Financial covenants	The loan bears interest at LIBOR plus 1.15% on the principal amount repayable in quarterly installments (for each tranche: $6,160) and at LIBOR plus 1.25% on the principal amount repayable in a balloon payment (for each tranche: $2,640). During the years ended December 31, 2010, 2011 and 2012, the weighted average interest rate (including the margin) was 1.46%, 1.48% and 1.46%, respectively, while at December 31, 2011 and 2012, the interest rate (including the margin) was 1.71% and 1.40%, respectively.
Amendments
Secured syndicated term loan 10/30/2006
Debt Instrument [Line Items]
Loan description	Seven tranches of $9,250 each
Financial covenants	The loan agreement contains financial covenants requiring the Company to ensure that book net worth shall not be less than $375,000; that the ratio of total liabilities to total assets shall not exceed 0.75-to-one; that the current ratio shall not be less than 1.15-to-one and that the liquidity ratio shall be higher than 0.50-to-one.
Amendments	On April 5, 2012, the Company agreed with its lenders to permanently increase the minimum book net worth required to be maintained under our corporate guarantee to $410,000 and reduce the minimum current ratio required to be maintained under our corporate guarantee to 1.05-to-one until March 30, 2013. After that date the current ratio should not be less than 1.15-to-one.
Secured term loan 7/5/2007
Debt Instrument [Line Items]
Loan description	Five tranches of $7,512 each
Financial covenants	The loan agreement contains financial covenants requiring the Company to ensure that market value adjusted net worth shall not be less than $410,000; that minimum liquidity shall not be less than $30,000 held with the lender at the end of each month with average minimum daily free liquidity of $15,000; that the ratio of total liabilities to total assets shall not exceed 0.65-to-one, which was amended to 0.70-to-one, applied as of December 31, 2011. Under the agreement we are also required to maintain a minimum coverage ratio of 1.6-to-one and current ratio of at least the minimum of 1.05-to-one and the one set by the other lenders. After January 31, 2013 the minimum current ratio becomes 1.15-to-one.
Amendments
Secured syndicated term loan 4/24/2008
Debt Instrument [Line Items]
Loan description	Four tranches of $9,700 each
Financial covenants	The loan agreement contains financial covenants requiring the Company to ensure that book net worth shall not be less than $375,000; that the ratio of total liabilities to total assets shall not exceed 0.75-to-one; that the current ratio shall not be less than 1.15-to-one and that the liquidity ratio shall be higher than 0.50-to-one.
Amendments	On April 5, 2012, the Company agreed with its lenders to permanently increase the minimum book net worth required to be maintained under the facility to $410,000 and reduce the minimum current ratio required to be maintained under the loan agreement to 1.05-to-one until March 30, 2013. After that date the current ratio should not be less than 1.15-to-one.
Secured syndicated term loan 7/8/2008
Debt Instrument [Line Items]
Financial covenants	The loan agreement contains financial covenants requiring the Company to ensure that Market value adjusted net worth shall not be less than $175,000; that minimum liquidity shall be not less than $25,000; that the ratio of total liabilities to total assets shall not exceed 0.65-to-one. On April 5, 2012, the Company agreed with our lenders to permanently amend the maximum consolidated leverage ratio required to be maintained under the loan agreement to 0.75-to-one.
Amendments
Roll over agreement 4/1/2010
Debt Instrument [Line Items]
Loan description	The credit facility is repayable in quarterly installments of approximately EUR 95,000.
Overdraft facility under senior secured credit facility 3/3/2011
Debt Instrument [Line Items]
Loan description	The amount of the facility was up to $1,000,000, for working capital and general corporate purposes. The facility expired on January 30, 2013 and had a credit limit of up to $210,000 consisting of a committed amount of up to $125,000 and an uncommitted amount of up to $85,000. Documentary and standby letters of credit were subject to commissions of 0.70% and 1.60%, respectively.
Financial covenants	The loan agreement contained financial covenants that require us to maintain: book net worth of not less than $375,000; minimum liquidity of not be less than $30,000 held with the lender at the end of each month with average minimum daily free liquidity of $15,000; a ratio of total liabilities to total assets of no more than 0.70-to-one; interest coverage ratio higher than 1.35, which increased to 1.60 from the first quarter of 2012, and a current ratio of not less than 1.15.
Amendments	On April 3, 2012, the Company agreed with its lenders to increase the minimum book net worth required to be maintained under the facility to $410,000 and reduce the minimum current ratio required to be maintained under the facility to the minimum of 1.05-to-one and the one set by the other lenders until the facility's expiration date. After that date the current ratio should not be less than 1.15-to-one. The Company agreed with its lenders to extend the maturity date until May 30, 2013 of the credit facility in order to accommodate for the completion of its global facility.